Deferred Financing Costs	3 Months Ended
Mar. 31, 2013
Deferred Financing Costs

Note 5. Deferred Financing Costs

Deferred financing costs at March 31, 2013 consist of costs incurred from third parties in conjunction with the July 2012 Notes. The costs in connection with the debt financing were capitalized and are amortized to interest expense over the term of the related debt. As of March 31, 2013, the unamortized deferred financing costs totaling $158,540 are reported as deferred financing costs in the consolidated balance sheets. During the quarter ended March 31, 2013, Opexa amortized $52,939 of deferred financing costs as interest expense.